Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accounts Receivable

	As at September 30, 2018	As at September 30, 2017
	$	$
Trade (Note 31)	1,126,772	931,530
R&D and other tax credits[1]	245,980	246,616
Other	108,616	107,734
	1,481,368	1,285,880

[1]	R&D and other tax credits were related to government programs in Canada, the United States of America (U.S.), France, the United Kingdom (U.K.) and other countries.